Commitments and Contingencies (Details Narrative) (10-K) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 12, 2017	Sep. 28, 2015	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Commitments And Contingencies [Line Items]
Lease expiration date					Aug. 31, 2020
Operating leases, rent expense			$ 35,568	$ 168,954	$ 211,271	$ 192,237
Chief Executive Officer [Member] | Employment Agreement [Member]
Commitments And Contingencies [Line Items]
Salaries, wages and officers' compensation		$ 401,700
Annual percentage increase of compensation		3.00%
Board of Directors [Member]
Commitments And Contingencies [Line Items]
Reverse stock split	Five-for-one reverse stock split